Expense Example - Investor A, Investor C and Institutional - BlackRock Pennsylvania Municipal Bond Fund	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,138
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	524
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	1,701
Investor C
Expense Example:
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	$ 2,172